Capital Stock (Details 2) - $ / shares	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 16, 2019	Nov. 30, 2018	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Class of Warrant or Right [Line Items]
Weighted average exercise price, Issued	$ 0.90	$ 0.50
Share purchase warrants and brokers' warrants
Class of Warrant or Right [Line Items]
Opening balance			22,514,771	10,106,820	0
Issued			0	28,415,284	10,106,820
Exercised			(143,230)	(16,007,333)	0
Expired			(225,083)	0
Closing balance			22,146,458	22,514,771	10,106,820
Weighted average exercise price, opening balance			$ 1.22	$ 0.89	$ 0
Weighted average exercise price, Issued			0	0.93	0.89
Weighted average exercise price, Exercised			0.70	0.50	0
Weighted average exercise price, Expired			0.66	0
Weighted average exercise price, closing balance			$ 1.23	$ 1.22	$ 0.89